EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Prospectus dated March 1, 2021

1.       The following replaces “Portfolio Managers” under “Fund Summary – Management”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015 and the Portfolio since its inception in March 2016.

John H. Croft, Vice President of BMR, has managed the Fund (and another registered investment company the Fund previously invested in) since May 2012 and the Portfolio since its inception in March 2016.

Derek J.V. DiGregorio, Vice President of BMR, has managed the Fund and Portfolio since July 1, 2021.

Jeffrey D. Mueller, Vice President of EVAIL, has managed the Fund since December 2015 and the Portfolio since its inception in March 2016.

3.       The following replaces the tenth paragraph under “Management and Organization”:

The Fund and Portfolio are managed by Christopher Dyer (lead portfolio manager), John H. Croft, Derek J.V. DiGregorio and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager of the Fund since September 2015 and of the Portfolio since it commenced operations in March 2016 and manages other Eaton Vance portfolios. Mr. Dyer is a Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization. Prior to joining EVAIL in November 2017, Mr. Dyer held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Mr. Croft has served as portfolio manager of the Fund (and another registered investment company the Fund previously invested in) since 2012 and of the Portfolio since it commenced operations in March 2016. Mr. Croft manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. DiGregorio has managed the Fund and Portfolio since 2021. Mr. DiGregorio manages other Eaton Vance portfolios, has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Mueller has served as a portfolio manager of the Fund since December 2015 and of the Portfolio since it commenced operations in March 2016 and is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at EVMI.

July 1, 2021	39080 7.1.21

EATON VANCE GLOBAL INCOME BUILDER FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John H. Croft(1)
Registered Investment Companies	9	$6,861.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$12.6	0	$0
Derek J.V. DiGregorio(3)
Registered Investment Companies	2	$89.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$6,455.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$5.4	0	$0
Jeffrey D. Mueller(2)
Registered Investment Companies	6	$2,226.1	0	$0
Other Pooled Investment Vehicles	2	$49.1	0	$0
Other Accounts	2	$521.6	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	As of May 31, 2021.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
John H. Croft	None	$500,001 - $1,000,000
Derek J.V. DiGregorio	None(1)	$100,001 - $500,000
Christopher Dyer	None	$1 - $10,000
Jeffrey D. Mueller	None	None
(1)	As of May 31, 2021.

July 1, 2021

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Prospectus dated May 1, 2021

1.       The following replaces “Portfolio Managers” under “Fund Summaries – Management” for each Fund:

Yana S. Barton, Vice President of Eaton Vance and BMR, has managed the Portfolio since March 2008 and each Fund since March 2021.

Kenneth D. Zinner, Vice President of Eaton Vance and BMR, has managed each Fund and the Portfolio since July 1, 2021.

2.       The following replaces the tenth paragraph under “Management and Organization”:

Yana S. Barton and Kenneth D. Zinner act as co-portfolio managers of the Portfolio. Ms. Barton became co-portfolio manager of the Portfolio on March 1, 2008 and of each Fund on March 1, 2021. Ms. Barton is Vice President of Eaton Vance and BMR and has been managing Eaton Vance portfolios for over five years. Mr. Zinner became co-portfolio manager of the Portfolio and each Fund on July 1, 2021. Mr. Zinner is also an equity analyst and Vice President of Eaton Vance and BMR and has been with Eaton Vance for more than five years.

July 1, 2021	39084 7.1.21

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Statement of Additional Information dated May 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Yana S. Barton(1)
Registered Investment Companies	5	$30,035.4	0	$0
Other Pooled Investment Vehicles	15	$31,140.1	0	$0
Other Accounts	7	$92.0	0	$0
Kenneth D. Zinner(2)
Registered Investment Companies	2	$370.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(2)	As of May 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Growth Fund 1.1
Yana S. Barton	None	Over $1,000,000
Kenneth D. Zinner	None(1)	$100,001 - $500,000
Tax-Managed Growth Fund 1.2
Yana S. Barton	None	Over $1,000,000
Kenneth D. Zinner	None(1)	$100,001 - $500,000
(1)	As of May 31, 2021.

July 1, 2021